CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($) shares	Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Class A Ordinary Shares shares	Class B Ordinary Shares shares	Common Stock [Member] Class A Ordinary Shares CNY (¥) shares	Common Stock [Member] Class B Ordinary Shares CNY (¥) shares	Additional Paid-in Capital CNY (¥)	Statutory Reserves CNY (¥)	Accumulated Deficit CNY (¥)	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Accumulated Other Comprehensive (Loss)/Income CNY (¥)	Parent CNY (¥)	Parent Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Noncontrolling Interest CNY (¥)	Noncontrolling Interest Cumulative Effect, Period of Adoption, Adjustment [Member] CNY (¥)	Treasury Stock CNY (¥) shares
Beginning Balance at Mar. 31, 2022	¥ 832,155					¥ 165	¥ 16	¥ 9,471,101	¥ 3,331	¥ (8,617,780)		¥ 69,016	¥ 789,736		¥ 42,419		¥ (136,113)
Beginning Balance, shares at Mar. 31, 2022 | shares						2,190,737,700	303,234,004
Beginning Balance, shares at Mar. 31, 2022 | shares																	242,616,100
Net loss	(186,406)									(177,984)			(177,984)		(8,422)
Share-based compensation	13,563							13,563					13,563
Foreign currency translation adjustment, net of nil tax	14,264											14,264	14,264
Unrealized securities holding gains/(loss), net of tax	(884)											(884)	(884)
Appropriations to statutory reserves									0
Repurchase of ordinary shares	(1,333)												(1,333)				¥ (1,333)
Repurchase of ordinary shares , shares | shares						(29,778,000)											29,778,000
Exercise of option and RSUs shares | shares						355,200
Ending Balance at Mar. 31, 2023	671,359					¥ 165	¥ 16	9,484,664	3,331	(8,795,764)		82,396	637,362		33,997		¥ (137,446)
Ending Balance, shares at Mar. 31, 2023 | shares						2,161,314,900	303,234,004
Ending Balance, shares at Mar. 31, 2023 | shares																	272,394,100
Net loss	(66,959)									(59,285)			(59,285)		(7,674)
Share-based compensation	4,590							4,590					4,590
Foreign currency translation adjustment, net of nil tax	3,675											3,675	3,675
Unrealized securities holding gains/(loss), net of tax	3,496											3,496	3,496
Appropriations to statutory reserves									0
Exercise of option and RSUs shares | shares						254,400
Ending Balance at Mar. 31, 2024	¥ 614,454		¥ (1,707)			¥ 165	¥ 16	9,489,254	3,331	(8,856,494)	¥ (1,445)	89,567	588,393	¥ (1,445)	26,061	¥ (262)	¥ (137,446)
Ending Balance, shares at Mar. 31, 2024 | shares				2,161,569,300	303,234,004	2,161,569,300	303,234,004
Ending Balance, shares at Mar. 31, 2024 | shares	272,394,100	272,394,100															272,394,100
Net loss	¥ (60,573)	$ (8,347)								(62,557)			(62,557)		1,984
Share-based compensation	839							839					839
Foreign currency translation adjustment, net of nil tax	526	72										526	526
Unrealized securities holding gains/(loss), net of tax	(17,423)	(2,401)										(17,423)	(17,423)
Appropriations to statutory reserves									3,374	(3,374)
Repurchase of ordinary shares	(823)												(823)				¥ (823)
Repurchase of ordinary shares , shares | shares						(15,323,400)											15,323,400
Exercise of option and RSUs shares | shares						2,612,400
Ending Balance at Mar. 31, 2025	¥ 537,000	$ 74,001				¥ 165	¥ 16	¥ 9,490,093	¥ 6,705	¥ (8,922,425)		¥ 72,670	¥ 508,955		¥ 28,045		¥ (138,269)
Ending Balance, shares at Mar. 31, 2025 | shares				2,148,858,300	303,234,004	2,148,858,300	303,234,004
Ending Balance, shares at Mar. 31, 2025 | shares	287,717,500	287,717,500															287,717,500